KEY JUDGEMENTS AND ESTIMATES (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
KEY JUDGEMENTS AND ESTIMATES
Crypto currency held in market value	£ 80,759,000
Crowd Loans	£ 0
Allocation of crypto assets (as percent)	10.00%
Contingent consideration to be settled in shares	£ 8,071,000	£ 0